FIFTH THIRD FUNDS

                        SUPPLEMENT DATED NOVEMBER 6, 2003
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                             CLASS A, B AND C SHARES
                                   PROSPECTUS
                            DATED NOVEMBER 30, 2002.

SMALL CAP GROWTH FUND.

The first sentence under "Principal Investment Strategies" is replaced in its entirety by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion.

PROPOSED REORGANIZATION OF THE FIFTH THIRD INTERNATIONAL GDP FUND AND THE FIFTH THIRD WORLDWIDE FUND INTO THE FIFTH THIRD INTERNATIONAL EQUITY FUND.

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved a proposed Plan of Reorganization for the Fifth Third International GDP Fund (the "International GDP Fund") and the Fifth Third Worldwide Fund (the "Worldwide Fund"). The proposed Plan of Reorganization provides that the International GDP Fund and the Worldwide Fund will each transfer all of their assets to the Fifth Third International Equity Fund (the "International Equity Fund"), in return for Shares of the International Equity Fund, and the assumption by the International Equity Fund of all of the liabilities of the International GDP Fund and the Worldwide Fund. After the transfer, Shares of the International Equity Fund will be distributed to the shareholders of the International GDP Fund and the Worldwide Fund tax-free in liquidation of the International GDP Fund and Worldwide Fund.

The proposal will be submitted separately to the shareholders of the International GDP Fund and the Worldwide Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business on the record date will be entitled to vote on the proposed reorganization.

If the proposed reorganization is approved by the shareholders, Shares of each of the International GDP Fund and Worldwide Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the International Equity Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of each of the International GDP Fund and Worldwide Fund holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Fifth Third Asset Management, Inc. serves as the investment advisor of the International Equity Fund and Morgan Stanley Investment Management, Inc. serves as the sub-advisor.

EFFECTIVE IMMEDIATELY, THE INTERNATIONAL GDP FUND AND THE WORLDWIDE FUND ARE NO LONGER OFFERING THEIR SHARES FOR PURCHASE BY NEW SHAREHOLDERS. EXISTING SHAREHOLDERS OF THESE FUNDS MAY STILL PURCHASE AND EXCHANGE THEIR SHARES AS OUTLINED IN THE APPLICABLE PROSPECTUS.

More information about the proposed reorganization will soon be filed with the Securities and Exchange Commission (the "SEC"). You may consult the SEC's website at http://www.sec.gov.

LARGE CAP OPPORTUNITY FUND.

Change to Investment Advisor

On August 12, 2003, the Board of Trustees of the Fifth Third Funds terminated the investment advisory agreement with Heartland Capital Management, Inc. ("Heartland") with respect to the Fifth Third Large Cap Opportunity Fund (the "Large Cap Opportunity Fund") and has engaged Fifth Third Asset Management Inc. ("FTAM") to provide investment advisory services to the Large Cap Opportunity Fund. Subject to shareholder approval, FTAM will provide investment advisory services to the Large Cap Opportunity Fund under an investment advisory agreement with the Fund. A proxy statement seeking such shareholder approval will be mailed to the Large Cap Opportunity Fund's shareholders on or about September 18, 2003.

As permitted under the Investment Company Act of 1940 (the "1940 Act"), on August 13, 2003, FTAM began providing investment advisory services to the Large Cap Opportunity Fund under an interim advisory agreement with the Fund until shareholder approval of the advisory agreement is obtained, and in any event, for no longer than 150 days.

                                                                SUP-ABCALL 11/03

For its services and expenses incurred under the interim advisory agreement and the investment advisory agreement, FTAM is entitled to an annual investment advisory fee from the Fund equal to 0.80 of 1% of the average daily net assets of the Fund. This fee is identical to the fee received by Heartland for providing investment advisory services to the Large Cap Opportunity Fund. During the interim investment advisory period, Steven E. Folker and E. Keith Wirtz* will serve as the co-portfolio managers of the Fund.

Changes to Investment Policies and Fund Name

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved the renaming of the Large Cap Opportunity Fund as the Fifth Third Select Stock Fund (the "Select Stock Fund"). Additionally, the Large Cap Opportunity Fund will eliminate its investment policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. This policy will be replaced with a policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Select Stock Fund will achieve its investment objective of long-term capital appreciation by normally concentrating its investments in a group of only 20 to 30 stocks. These stocks will be selected primarily for their growth potential. The Fund's benchmark index will change from the Russell 1000(R) Growth Index to the Russell 1000(R) Index. The Select Stock Fund will be co-managed by Steven E. Folker and E. Keith Wirtz.* These changes to the Fund will become effective on or about November 30, 2003 and will not be submitted to shareholders for approval.

In addition, the Board of Trustees of the Fifth Third Funds has approved a change to the sub-classification of the Select Stock Fund from a diversified company to a non-diversified company. This proposal will be submitted to the shareholders of the Large Cap Opportunity Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business the record date will be entitled to vote on this matter. Subject to shareholder approval, this change will become effective on or about November 30, 2003.

*E. Keith Wirtz, CFA, joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

SHORT TERM BOND FUND.

Effective August 1, 2003, the Fifth Third Short Term Bond Fund will offer Class C shares. As a result, revised information pertaining to the Fifth Third Short Term Bond Fund appears below.

1. The return table on page 47 will add Class C shares information as follows:

      AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)

                                                     INCEPTION        PAST           PAST          SINCE
                                                        DATE          YEAR          5 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------
      Class C Shares+
      (with applicable Contingent Deferred
      Sales Charge)                                    11/2/92        3.79%          4.83%         4.39%
--------------------------------------------------------------------------------------------------------------

+ The performance of Class C shares is based on the performance of Institutional Shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Class C shares, for the period from November 2, 1992 through October 28, 2001, and on the performance of Institutional shares of the Fund, adjusted to reflect the expenses and sales charges for Class C shares, for the period from October 29, 2001 through December 31, 2002.

2.    The fee table on page 73 will add Class C shares information as follows:

      SHAREHOLDER FEES

                                                                                               FIFTH THIRD
                                                                                           SHORT TERM BOND FUND
                                                                                                  CLASS C
--------------------------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                             None
--------------------------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                  None
--------------------------------------------------------------------------------------------------------------
      MAXIMUM DEFERRED SALES LOAD                                                                  1.00%*
--------------------------------------------------------------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
      MANAGEMENT FEES                                                                              0.50%
--------------------------------------------------------------------------------------------------------------
      DISTRIBUTION/SERVICE (12B-1) FEES                                                            0.75%
--------------------------------------------------------------------------------------------------------------
      OTHER EXPENSES                                                                               0.51%
--------------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                                                         1.76%**
--------------------------------------------------------------------------------------------------------------


* The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

** The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Short Term Bond Fund to 1.64% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

3. The expense example table on page 80 will add Class C shares information as follows:

      FIFTH THIRD SHORT TERM BOND FUND                    1             3              5            10
                                                        YEAR          YEARS          YEARS         YEARS
--------------------------------------------------------------------------------------------------------------
      Class C Shares
        Assuming Redemption                             $279          $554           $954         $2,073
        Assuming no Redemption                          $179          $554           $954         $2,073
--------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote 1 to the "Average Annual Total Returns" table appearing on page 21 is replaced in its entirety with the following:

        The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

LIFEMODELSM FUNDS.

      1. ADDITIONAL UNDERLYING FUND.

      Effective on or about April 1, 2003, each LifeModelSM Fund invests its assets in an additional underlying mutual fund, the Fifth Third Small Cap Value Fund, within the following ranges:

                                    FUND NAME                                PERCENTAGE OF FUND HOLDINGS
                  Fifth Third LifeModel Aggressive FundSM                               0-50%
                  Fifth Third LifeModel Moderately Aggressive FundSM                    0-40%
                  Fifth Third LifeModel Moderate FundSM                                 0-30%
                  Fifth Third LifeModel Moderately Conservative FundSM                  0-25%
                  Fifth Third LifeModel Conservative FundSM                             0-15%

      The following is a brief description of the principal investment policies of the Fifth Third Small Cap Value Fund (Small Cap Value Fund) as well as additional information about its investments.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Chartwell Investment Partners (Subadvisor) attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Small Cap Value Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Factors considered in determining when to sell securities from the portfolio include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change in factors that were part of the original buy decision.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Small Cap Value Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Small Cap Value Fund to achieve its investment objective.

NON-FUNDAMENTAL POLICY This policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowing for investment purposes. The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

INVESTMENT PRACTICES The Fund invests in the following types of instruments. See the prospectus for a complete description of the instruments and the risks involved.

American Depositary Receipts (ADRs)                        Money Market Instruments
Bankers' Acceptances                                       Repurchase Agreements
Bonds                                                      Restricted Securities
Call and Put Options                                       Reverse Repurchase Agreement
Certificates of Deposit                                    Securities Lending
Commercial Paper                                           Short-Term Trading
Common Stock                                               Small and Micro Cap Equities
Convertible Securities                                     Stock-Index Options
Derivatives                                                Time Deposits
Forward Commitments                                        U.S. Government Agency Securities
Futures and Related Options                                U.S. Treasury Obligations
Index-Based Securities                                     Warrants
Illiquid Securities                                        When-Issued and Delayed Delivery Transactions
Investment Company Securities                              Yankee Bonds and Similar Debt Obligations
Investment Grade Bonds

      2. SHAREHOLDER FEES AND FUND EXPENSES.

      The LifeModelSM Funds' fee and expense tables are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES

FEE TABLES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                           ASSET ALLOCATION FUNDS -- FEE TABLE
                                       -------------------------------------------------------------------------
SHAREHOLDERS FEES                                                    FIFTH THIRD
                                           FIFTH THIRD                LIFEMODEL               FIFTH THIRD
                                             LIFEMODEL                MODERATELY               LIFEMODEL
                                        AGGRESSIVE FUNDSM         AGGRESSIVE FUNDSM         MODERATE FUNDSM
----------------------------------------------------------------------------------------------------------------
                                         A     B     C            A       B       C         A     B        C
----------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON PURCHASES                 5.00%  None    None     5.00%   None    None     5.00%   None     None
----------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS      None   None    None     None    None    None      None   None     None
----------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD             None   5.00%  11.00%2   None    5.00%  11.00%2    None   5.00%   11.00%2
----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                         0.15%  0.15%   0.15%    0.15%   0.15%   0.15%    0.15%   0.15%    0.15%
----------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES       0.25%  1.00%   0.75%    0.25%   1.00%   0.75%    0.25%   1.00%    0.75%
----------------------------------------------------------------------------------------------------------------
OTHER EXPENSES3                         0.92%  0.92%   1.17%    0.92%   0.92%   1.17%    0.92%   0.92%    1.17%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES    1.32%  2.07%   2.07%    1.32%   2.07%   2.07%    1.32%   2.07%    2.07%
----------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENTS4                      0.99%  0.99%   0.99%    0.99%   0.99%   0.99%    0.99%   0.99%    0.99%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES5                           0.33%  1.08%   1.08%    0.33%   1.08%   1.08%    0.33%   1.08%    1.08%
----------------------------------------------------------------------------------------------------------------

                                         ASSET ALLOCATION FUNDS -- FEE TABLE
                                       ---------------------------------------------
SHAREHOLDERS FEES
                                             FIFTH THIRD            FIFTH THIRD
                                        LIFEMODEL MODERATELY         LIFEMODEL
                                         CONSERVATIVE FUNDSM    CONSERVATIVE FUNDSM
------------------------------------------------------------------------------------
                                            A     B     C         A     B        C
------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON PURCHASES                   5.00%  None    None   5.00%  None    None
------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS         None  None    None    None  None    None
------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                None  5.00%  11.00%2  None  5.00%  11.00%2
------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a pe
------------------------------------------------------------------------------------
MANAGEMENT FEES                           0.15%  0.15%   0.15%  0.15%  0.15%   0.15%
------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES         0.25%  1.00%   0.75%  0.25%  1.00%   0.75%
------------------------------------------------------------------------------------
OTHER EXPENSES3                           0.92%  0.92%   1.17%  0.92%  0.92%   1.17%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      1.32%  2.07%   2.07%  1.32%  2.07%   2.07%
------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENTS4                        0.99%  0.99%   0.99%  0.99%  0.99%   0.99%
------------------------------------------------------------------------------------
NET EXPENSES5                             0.33%  1.08%   1.08%  0.33%  1.08%   1.08%
------------------------------------------------------------------------------------

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class
     B shares automatically convert to Class A shares.

2 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

3    Other expenses are based on estimated amounts for the current fiscal year.

4 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30,

     2005, to limit total annual fund operating expenses for the Aggressive
     Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately
     Conservative Fund, and the Conservative Fund to: 0.33% for Class A shares,
     1.08% for Class B shares, and 1.08% for Class C shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

5 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the Aggressive Fund are 1.19% for Class A, Class B, and Class C shares; of the
     Moderately Aggressive Fund are 1.10% for Class A, Class B, and Class C shares; of the Moderate Fund are 1.00% for the Class A, Class B, and Class
     C shares; of the Moderately Conservative Fund are 0.90% for the Class A,
     Class B, and Class C shares; and of the Conservative Fund are 0.81% for the Class A, Class B, and Class C shares.

LIFEMODELSM FUNDS.

The LifeModelSM Funds' Expense Examples are replaced in their entirety by the following:

Shareholder Fees and Fund Expenses

EXPENSE EXAMPLES
ASSET ALLOCATION FUNDS   FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM                  1 YEAR         3 YEARS
                         CLASS A SHARES                                            $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                       $610           $853
                         Assuming no Redemption                                    $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                       $210           $553
                         Assuming no Redemption                                    $110           $553

                         FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM       1 YEAR         3 YEARS
                         CLASS A SHARES                                            $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                       $610           $853
                         Assuming no Redemption                                    $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                       $210           $553
                         Assuming no Redemption                                    $110           $553

                         FIFTH THIRD LIFEMODEL MODERATE FUNDSM                    1 YEAR         3 YEARS
                         CLASS A SHARES                                            $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                       $610           $853
                         Assuming no Redemption                                    $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                       $210           $553
                         Assuming no Redemption                                    $110           $553

                         FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM     1 YEAR         3 YEARS
                         CLASS A SHARES                                            $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                       $610           $853
                         Assuming no Redemption                                    $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                       $210           $553
                         Assuming no Redemption                                    $110           $553

                         FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM                1 YEAR         3 YEARS
                         CLASS A SHARES                                            $532           $600
                         CLASS B SHARES
                         Assuming Redemption                                       $610           $853
                         Assuming no Redemption                                    $110           $553
                         CLASS C SHARES
                         Assuming Redemption                                       $210           $553
                         Assuming no Redemption                                    $110           $553

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

      1. INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

      In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

              When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

      2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

      The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

     TECHNOLOGY FUND: The co-portfolio managers are Sunil M. Reddy and Scott A. Billeadeau.*

     MID CAP GROWTH FUND: The co-portfolio managers are Steven E. Folker and Scott A. Billeadeau.*

     INTERNATIONAL EQUITY FUND: The co-portfolio managers are David C. Eder and Ann Thivierge.

     MiCRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.**

     MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.***

     STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

     BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

     INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

     U.S. GOVERNMENT BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****


------------

* Scott A. Billeadeau, CFA, has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the midcap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

** Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

*** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

**** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND Fund, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED NOVEMBER 6, 2003
   THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

SMALL CAP GROWTH FUND.

The first sentence under "Principal Investment Strategies" is replaced in its entirety by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion.

INTERNATIONAL EQUITY FUND.

Effective on or about November 7, 2003, the Fifth Third International Equity Fund will offer Advisor shares. As a result, information pertaining to the Fifth Third International Equity Fund appears below.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

                                                                SUP-ADVALL 11/03

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1

BAR CHART:
1995            11.01%
1996             8.27%
1997             7.69%
1998            19.04%
1999            25.42%
2000           -14.64%
2001           -18.21%
2002           -14.17%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter: Q4 1999 17.62%
Worst quarter: Q3 2002 -18.05%
Year to Date Return (1/1/03 to 9/30/03) 14.11%

1 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses for Advisor shares, for the period prior to the commencement of Advisor shares on November 7, 2003.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)

                                                           INCEPTION     PAST       PAST 5       SINCE
                                                             DATE        YEAR       YEARS      INCEPTION
ADVISOR SHARES1                                            8/18/1994
Return Before Taxes                                                     -14.17%     -2.20%      0.99%
Return After Taxes on Distributions2                                    -14.27%     -3.53%     -0.52%
Return After Taxes on Distributions and Sale of Fund Shares2             -8.70%     -1.75%      0.50%
Morgan Stanley Capital International EAFE Index(R)*                     -15.66%     -2.61%      0.21%


1 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses for Advisor shares, for the period prior to the commencement of Advisor shares on November 7, 2003.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

SHAREHOLDER FEES AND FUND EXPENSES

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003 or estimated amounts for the current fiscal year.

                      FIFTH THIRD INTERNATIONAL EQUITY FUND

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
MAXIMUM DEFERRED SALES LOAD                                                 None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
MANAGEMENT FEES                                                            1.00%
DISTRIBUTION (12B-1) FEES                                                  0.50%
OTHER EXPENSES1                                                            0.45%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.95%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                   0.10%
NET EXPENSES                                                               1.85%

1    Other expenses are based on estimated amounts for the current fiscal year.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to 1.85%. These waivers and/or expense reimbursements will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund only during the month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------------
 Fifth Third International Equity Fund      1 Year      3 Years     5 Years   10 Years
--------------------------------------------------------------------------------------
 Advisor Shares                              $188        $592       $1,033     $2,258
--------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

INVESTMENT PRACTICES

The Fund may invest in the instruments below. Please refer to the prospectus for details regarding each instrument and the associated risks.

 American Depositary
   Receipts (ADRs)                  Futures and Related Options   Securities Lending
-------------------------------------------------------------------------------------------------------------------
 Bonds                              Illiquid Securities           Short-Term Trading
-------------------------------------------------------------------------------------------------------------------
 Call and Put Options               Index-Based Securities        Stock-Index Options
-------------------------------------------------------------------------------------------------------------------
 Closed-End Funds                   Investment Company Securities U.S. Government Agency Securities
-------------------------------------------------------------------------------------------------------------------
 Common Stock                       Investment Grade Bonds        U.S. Treasury Obligations
-------------------------------------------------------------------------------------------------------------------
 Convertible Securities             Money Market Instruments      Warrants
-------------------------------------------------------------------------------------------------------------------
 Derivatives                        Preferred Stocks              When-Issued and Delayed Delivery Transactions
-------------------------------------------------------------------------------------------------------------------
 Foreign Currency Transactions      Repurchase Agreements         Yankee Bonds and Similar Debt Obligations
-------------------------------------------------------------------------------------------------------------------
 Foreign Securities                 Restricted Securities         Zero-Coupon Debt Obligations
-------------------------------------------------------------------------------------------------------------------
 Forward Commitments                Reverse Repurchase Agreement
-------------------------------------------------------------------------------------------------------------------

FUND MANAGEMENT

SUBADVISOR

Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $385.0 billion of assets under management, including approximately $87.8 billion of assets held by mutual funds (including sub-advisory relationships).

The management fees, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2003 are 1.00%. The Advisor paid a portion of this fee to the Fund's subadvisor.

PORTFOLIO MANAGERS

David C. Eder has been the portfolio manager of the International Equity Fund since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Morgan Stanley Investment Management, Inc.
Ann Thivierge has served as co-portfolio manager for the International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are declared and paid annually by the International Equity Fund. Capital gains, if any, are distributed annually.

TAXATION

FOREIGN INVESTMENTS

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

PROPOSED REORGANIZATION OF THE FIFTH THIRD WORLDWIDE FUND (AND THE FIFTH THIRD INTERNATIONAL GDP FUND) INTO THE FIFTH THIRD INTERNATIONAL EQUITY FUND.

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved a proposed Plan of Reorganization for the Fifth Third Worldwide Fund (the "Worldwide Fund") and the Fifth Third International GDP Fund (the "International GDP Fund"). The proposed Plan of Reorganization provides that the Worldwide Fund and the International GDP Fund will each transfer all of their assets to the Fifth Third International Equity Fund (the "International Equity Fund"), in return for Shares of the International Equity Fund, and the assumption by the International Equity Fund of all of the liabilities of the Worldwide Fund and the International GDP Fund. After the transfer, Shares of the International Equity Fund will be distributed to the shareholders of the Worldwide Fund and the International GDP Fund tax-free in liquidation of the Worldwide Fund and the International GDP Fund.

The proposal will be submitted separately to the shareholders of the Worldwide Fund and the International GDP Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business on the record date will be entitled to vote on the proposed reorganization.

If the proposed reorganization is approved by the shareholders, Shares of each of the Worldwide Fund and the International GDP Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the International Equity Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of each of the Worldwide Fund and the International GDP Fund holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Fifth Third Asset Management, Inc. serves as the investment advisor of the International Equity Fund and Morgan Stanley Investment Management, Inc. serves as the sub-advisor.

EFFECTIVE IMMEDIATELY, THE WORLDWIDE FUND (AND THE INTERNATIONAL GDP FUND) ARE NO LONGER OFFERING THEIR SHARES FOR PURCHASE BY NEW SHAREHOLDERS. EXISTING SHAREHOLDERS OF THESE FUNDS MAY STILL PURCHASE AND EXCHANGE THEIR SHARES AS OUTLINED IN THE APPLICABLE PROSPECTUS.

More information about the proposed reorganization will soon be filed with the Securities and Exchange Commission (the "SEC"). You may consult the SEC's website at http://www.sec.gov.

STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

      1. INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

      In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

         When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

      2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

      The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.
Information regarding current portfolio managers appears below:

      TECHNOLOGY FUND: The co-portfolio managers are Sunil M. Reddy and Scott A. Billeadeau.*

      MID CAP GROWTH FUND: The co-portfolio managers are Steven E. Folker and Scott A. Billeadeau.*

      MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.**

      MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.***

      STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

      BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

--------------

* Scott A. Billeadeau, CFA, has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the midcap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

** Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

*** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

**** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED NOVEMBER 6, 2003
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

SMALL CAP GROWTH FUND.

The first sentence under "Principal Investment Strategies" is replaced in its entirety by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion.

PROPOSED REORGANIZATION OF THE FIFTH THIRD INTERNATIONAL GDP FUND AND THE FIFTH THIRD WORLDWIDE FUND INTO THE FIFTH THIRD INTERNATIONAL EQUITY FUND.

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved a proposed Plan of Reorganization for the Fifth Third International GDP Fund (the "International GDP Fund") and the Fifth Third Worldwide Fund (the "Worldwide Fund"). The proposed Plan of Reorganization provides that the International GDP Fund and the Worldwide Fund will each transfer all of their assets to the Fifth Third International Equity Fund (the "International Equity Fund"), in return for Shares of the International Equity Fund, and the assumption by the International Equity Fund of all of the liabilities of the International GDP Fund and the Worldwide Fund. After the transfer, Shares of the International Equity Fund will be distributed to the shareholders of the International GDP Fund and the Worldwide Fund tax-free in liquidation of the International GDP Fund and Worldwide Fund.

The proposal will be submitted separately to the shareholders of the International GDP Fund and the Worldwide Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business on the record date will be entitled to vote on the proposed reorganization.

If the proposed reorganization is approved by the shareholders, Shares of each of the International GDP Fund and Worldwide Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the International Equity Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of each of the International GDP Fund and Worldwide Fund holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Fifth Third Asset Management, Inc. serves as the investment advisor of the International Equity Fund and Morgan Stanley Investment Management, Inc. serves as the sub-advisor.

EFFECTIVE IMMEDIATELY, THE INTERNATIONAL GDP FUND AND THE WORLDWIDE FUND ARE NO LONGER OFFERING THEIR SHARES FOR PURCHASE BY NEW SHAREHOLDERS. EXISTING SHAREHOLDERS OF THESE FUNDS MAY STILL PURCHASE AND EXCHANGE THEIR SHARES AS OUTLINED IN THE APPLICABLE PROSPECTUS.

More information about the proposed reorganization will soon be filed with the Securities and Exchange Commission (the "SEC"). You may consult the SEC's website at http://www.sec.gov.

LARGE CAP OPPORTUNITY FUND.

Change to Investment Advisor

On August 12, 2003, the Board of Trustees of the Fifth Third Funds terminated the investment advisory agreement with Heartland Capital Management, Inc. ("Heartland") with respect to the Fifth Third Large Cap Opportunity Fund (the "Large Cap Opportunity Fund") and has engaged Fifth Third Asset Management Inc. ("FTAM") to provide investment advisory services to the Large Cap Opportunity Fund. Subject to shareholder approval, FTAM will provide investment advisory services to the Large Cap Opportunity Fund under an investment advisory agreement with the Fund. A proxy statement seeking such shareholder approval will be mailed to the Large Cap Opportunity Fund's shareholders on or about September 18, 2003.

As permitted under the Investment Company Act of 1940 (the "1940 Act"), on August 13, 2003, FTAM began providing investment advisory services to the Large Cap Opportunity Fund under an interim advisory agreement with the Fund until shareholder approval of the advisory agreement is obtained, and in any event, for no longer than 150 days.

For its services and expenses incurred under the interim advisory agreement and the investment advisory agreement, FTAM is entitled to an annual investment advisory fee from the Fund equal to 0.80 of 1% of the average daily net assets of the Fund. This fee is identical to the fee received by Heartland for providing investment advisory services to the Large Cap Opportunity Fund. During the interim investment advisory period, Steven E. Folker and E. Keith Wirtz* will serve as the co-portfolio managers of the Fund.

                                                                 SUP-STBDI 11/03

Changes to Investment Policies and Fund Name

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved the renaming of the Large Cap Opportunity Fund as the Fifth Third Select Stock Fund (the "Select Stock Fund"). Additionally, the Large Cap Opportunity Fund will eliminate its investment policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. This policy will be replaced with a policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Select Stock Fund will achieve its investment objective of long-term capital appreciation by normally concentrating its investments in a group of only 20 to 30 stocks. These stocks will be selected primarily for their growth potential. The Fund's benchmark index will change from the Russell 1000(R) Growth Index to the Russell 1000(R) Index. The Select Stock Fund will be co-managed by Steven E. Folker and E. Keith Wirtz.* These changes to the Fund will become effective on or about November 30, 2003 and will not be submitted to shareholders for approval.

In addition, the Board of Trustees of the Fifth Third Funds has approved a change to the sub-classification of the Select Stock Fund from a diversified company to a non-diversified company. This proposal will be submitted to the shareholders of the Large Cap Opportunity Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business the record date will be entitled to vote on this matter. Subject to shareholder approval, this change will become effective on or about November 30, 2003.

*E. Keith Wirtz, CFA, joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

INSTITUTIONAL SHARES.

The following changes will be effective as of October 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Small Cap Growth Fund       Fifth Third LifeModel Conservative FundSM
Fifth Third Mid Cap Growth Fund         Fifth Third Strategic Income Fund
Fifth Third Large Cap Opportunity Fund  Fifth Third Technology Fund
Fifth Third Quality Growth Fund         Fifth Third Worldwide Fund
Fifth Third Large Cap Core Fund         Fifth Third International Equity Fund
Fifth Third Equity Index Fund           Fifth Third International GDP Fund
Fifth Third Balanced Fund               Fifth Third Bond Fund
Fifth Third Micro Cap Value Fund        Fifth Third Intermediate Bond Fund
Fifth Third Multi Cap Value Fund        Fifth Third Short Term Bond Fund
Fifth Third Disciplined                 Fifth Third U.S. Government Bond Fund
  Large Cap Value Fund
Fifth Third LifeModel Aggressive FundSM Fifth Third Municipal Bond Fund
Fifth Third LifeModel Moderately
  Aggressive FundSM                     Fifth Third Intermediate Municipal Bond Fund
Fifth Third LifeModel Moderate FundSM   Fifth Third Ohio Municipal Bond Fund
Fifth Third LifeModel Moderately
  Conservative FundSM                   Fifth Third Michigan Municipal Bond Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional

      Shares of the Fifth Third Equity Index Fund.

STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following: Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote 1, paragraph 2 to the "Average Annual Total Returns" table appearing on page 21 is replaced in its entirety with the following:

        The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

LIFEMODELSM FUNDS.

      1. ADDITIONAL UNDERLYING FUND

      Effective on or about April 1, 2003, each LifeModelSM Fund invests its assets in an additional underlying mutual fund, the Fifth Third Small Cap Value Fund, within the following ranges:

                                    FUND NAME                                PERCENTAGE OF FUND HOLDINGS
                  Fifth Third LifeModel Aggressive Fund                                 0-50%
                  Fifth Third LifeModel Moderately Aggressive Fund                      0-40%
                  Fifth Third LifeModel Moderate Fund                                   0-30%
                  Fifth Third LifeModel Moderately Conservative Fund                    0-25%
                  Fifth Third LifeModel Conservative Fund                               0-15%

      The following is a brief description of the principal investment policies of the Fifth Third Small Cap Value Fund (Small Cap Value Fund) as well as additional information about its investments.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Chartwell Investment Partners (Subadvisor) attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Small Cap Value Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Factors considered in determining when to sell securities from the portfolio include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change in factors that were part of the original buy decision.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Small Cap Value Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Small Cap Value Fund to achieve its investment objective.

NON-FUNDAMENTAL POLICY This policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowing for investment purposes. The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

INVESTMENT PRACTICES The Fund invests in the following types of instruments. See the prospectus for a complete description of the instruments and the risks involved.

American Depositary Receipts (ADRs)                        Money Market Instruments
Bankers' Acceptances                                       Repurchase Agreements
Bonds                                                      Restricted Securities
Call and Put Options                                       Reverse Repurchase Agreement
Certificates of Deposit                                    Securities Lending
Commercial Paper                                           Short-Term Trading
Common Stock                                               Small and Micro Cap Equities
Convertible Securities                                     Stock-Index Options
Derivatives                                                Time Deposits
Forward Commitments                                        U.S. Government Agency Securities
Futures and Related Options                                U.S. Treasury Obligations
Index-Based Securities                                     Warrants
Illiquid Securities                                        When-Issued and Delayed Delivery Transactions
Investment Company Securities                              Yankee Bonds and Similar Debt Obligations
Investment Grade Bonds

      2. SHAREHOLDER FEES AND FUND EXPENSES.

      The LifeModelSM Funds' fee and expense tables are replaced in their entirety by the following:

Shareholder Fees and Fund Expenses

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                    ASSET ALLOCATION FUNDS -- FEE TABLE
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS FEES                                                       FIFTH THIRD              FIFTH THIRD
                                                           FIFTH THIRD  LIFEMODEL   FIFTH THIRD   LIFEMODEL    FIFTH THIRD
                                                           LIFEMODEL    MODERATELY   LIFEMODEL   MODERATELY     LIFEMODEL
                                                           AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE   CONSERVATIVE
                                                             FUNDSM       FUNDSM       FUNDSM      FUNDSM         FUNDSM
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES              None         None         None        None           None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS   None         None         None        None           None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                   None         None         None        None           None
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                               0.15%       0.15%        0.15%       0.15%           0.15%
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                              None        None         None        None           None
---------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                               0.92%       0.92%        0.92%       0.92%           0.92%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.07%       1.07%        1.07%       1.07%           1.07%
---------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSES2                                   0.99%       0.99%        0.99%       0.99%           0.99%
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES3                                                 0.08%       0.08%        0.08%       0.08%           0.08%
---------------------------------------------------------------------------------------------------------------------------

1    Other expenses are based on estimated amounts for the current fiscal year.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund and the Conservative Fund to 0.08% for Institutional shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

3 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the Aggressive Fund are 1.19%, of the Moderately Aggressive Fund are 1.10%, of the Moderate Fund are 1.00%, of the Moderately Conservative Fund are 0.90% and of the Conservative Fund are 0.81% for Institutional shares.

LIFEMODELSM FUNDS.

The LifeModelSM Funds' Expense Examples are replaced in their entirety by the following:

Shareholder Fees and Fund Expenses

EXPENSE EXAMPLES

ASSET ALLOCATION FUNDS   FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM                1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM     1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATE FUNDSM                    1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM       1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM                   1 YEAR        3 YEARS
                         Institutional Shares                                       $8             $26

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

      1. INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

      In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

              When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

      2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

      The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

      TECHNOLOGY FUND: The co-portfolio managers are Sunil M. Reddy and Scott A. Billeadeau.*

      MID CAP GROWTH FUND: The co-portfolio managers are Steven E. Folker and Scott A. Billeadeau.*

      INTERNATIONAL EQUITY FUND: The co-portfolio managers are David C. Eder and Ann Thivierge.

      MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.**

      MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.***

      STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

      BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

      INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

      U.S. GOVERNMENT BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****


--------------

* Scott A. Billeadeau, CFA, has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the midcap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

** Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

*** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

**** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED NOVEMBER 6, 2003
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 30, 2002
                         AS AMENDED, FEBRUARY 28, 2003.

o     INTERNATIONAL EQUITY FUND.

Effective on or about November 7, 2003, the Fifth Third International Equity Fund will offer Advisor shares. As a result, revised information pertaining to the Fifth Third International Equity Fund appears below.

1. The class chart on page 2 will add Advisor shares as an offered class as follows:

                                                 INSTITUTIONAL  ADVISOR     CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------------
      Fifth Third International Equity Fund
      ("International Equity Fund")                    X           X           X           X          X
--------------------------------------------------------------------------------------------------------------

o PROPOSED REORGANIZATION OF THE FIFTH THIRD INTERNATIONAL GDP FUND AND THE FIFTH THIRD WORLDWIDE FUND INTO THE FIFTH THIRD INTERNATIONAL EQUITY FUND.

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved a proposed Plan of Reorganization for the Fifth Third International GDP Fund (the "International GDP Fund") and the Fifth Third Worldwide Fund (the "Worldwide Fund"). The proposed Plan of Reorganization provides that the International GDP Fund and the Worldwide Fund will each transfer all of their assets to the Fifth Third International Equity Fund (the "International Equity Fund"), in return for Shares of the International Equity Fund, and the assumption by the International Equity Fund of all of the liabilities of the International GDP Fund and the Worldwide Fund. After the transfer, Shares of the International Equity Fund will be distributed to the shareholders of the International GDP Fund and the Worldwide Fund tax-free in liquidation of the International GDP Fund and Worldwide Fund. The proposal will be submitted separately to the shareholders of the International GDP Fund and the Worldwide Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business on the record date will be entitled to vote on the proposed reorganization.

If the proposed reorganization is approved by the shareholders, Shares of each of the International GDP Fund and Worldwide Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the International Equity Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of each of the International GDP Fund and Worldwide Fund holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Fifth Third Asset Management, Inc. serves as the investment advisor of the International Equity Fund and Morgan Stanley Investment Management, Inc. serves as the sub-advisor.

EFFECTIVE IMMEDIATELY, THE INTERNATIONAL GDP FUND AND THE WORLDWIDE FUND ARE NO LONGER OFFERING THEIR SHARES FOR PURCHASE BY NEW SHAREHOLDERS. EXISTING SHAREHOLDERS OF THESE FUNDS MAY STILL PURCHASE AND EXCHANGE THEIR SHARES AS OUTLINED IN THE APPLICABLE PROSPECTUS.

More information about the proposed reorganization will soon be filed with the Securities and Exchange Commission (the "SEC"). You may consult the SEC's website at http://www.sec.gov.

o LARGE CAP OPPORTUNITY FUND.

Change to Investment Advisor

On August 12, 2003, the Board of Trustees of the Fifth Third Funds terminated the investment advisory agreement with Heartland Capital Management, Inc. ("Heartland") with respect to the Fifth Third Large Cap Opportunity Fund (the "Large Cap Opportunity Fund") and has engaged Fifth Third Asset Management Inc. ("FTAM") to provide investment advisory services to the Large Cap Opportunity Fund. Subject to shareholder approval, FTAM will provide investment advisory services to the Large Cap Opportunity Fund under an investment advisory

                                                                   SUP-SAI 11/03
agreement with the Fund. A proxy statement seeking such shareholder approval will be mailed to the Large Cap Opportunity Fund's shareholders on or about September 18, 2003. As permitted under the Investment Company Act of 1940 (the "1940 Act"), on August 13, 2003, FTAM began providing investment advisory services to the Large Cap Opportunity Fund under an interim advisory agreement with the Fund until shareholder approval of the advisory agreement is obtained, and in any event, for no longer than 150 days.

For its services and expenses incurred under the interim advisory agreement and the investment advisory agreement, FTAM is entitled to an annual investment advisory fee from the Fund equal to 0.80 of 1% of the average daily net assets of the Fund. This fee is identical to the fee received by Heartland for providing investment advisory services to the Large Cap Opportunity Fund.

Changes to Investment Policies and Fund Name

On August 12, 2003, the Board of Trustees of the Fifth Third Funds approved the renaming of the Large Cap Opportunity Fund as the Fifth Third Select Stock Fund (the "Select Stock Fund"). Additionally, the Large Cap Opportunity Fund will eliminate its investment policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. This policy will be replaced with a policy whereby, under normal circumstances, the Fund invests at least 80% of its assets in equity securities. These changes will become effective on or about November 30, 2003.

In addition, the Board of Trustees of the Fifth Third Funds has approved a change to the sub-classification of the Select Stock Fund from a diversified company to a non-diversified company. This proposal will be submitted to the shareholders of the Large Cap Opportunity Fund for approval at a meeting expected to be held on or about October 30, 2003. Only those shareholders who are shareholders of record as of the close of business the record date will be entitled to vote on this matter. Subject to shareholder approval, this change will become effective on or about November 30, 2003.

o     SHORT TERM BOND FUND.

Effective August 1, 2003, the Fifth Third Short Term Bond Fund will offer Class C shares. As a result, revised information pertaining to the Fifth Third Short Term Bond Fund appears below. 1. The class chart on page 2 will add Class C shares as an offered class as follows:

                                                                            CLASS       CLASS      CLASS
                                     INSTITUTIONAL  ADVISOR    SERVICE        A           B          C
--------------------------------------------------------------------------------------------------------------
      Fifth Third Short Term Bond
      Fund ("Short Term Bond Fund")        X                                  X           X*         X
--------------------------------------------------------------------------------------------------------------
        * These shares are currently not available to the public.

o     PERFORMANCE COMPARISONS.

      The following information supplements the Performance Comparisons section on p. 104:

      The indices which the Funds use in advertising may include:

      The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value(R) index.

o     VALUATION.

      Effective as of April 14, 2003, the sections entitled "Determining Market Value of Securities" and "Valuing Municipal Bonds" under "DETERMINING NET ASSET VALUE" on page 82 are replaced in their entirety with the following:

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND FUND OF FUNDS

      Except as noted below, investments of the Equity Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International GDP Fund and the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

      With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

      The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

      Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

o     BUY AND SELL STRATEGIES.

The information below supplements the buy and sell strategies implemented by the following funds:

TECHNOLOGY FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MICRO CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more). The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

SMALL CAP GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge. The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

SMALL CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more), and looking at insider trading activity.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MID CAP GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MULTI CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more). The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

LARGE CAP OPPORTUNITY FUND

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

QUALITY GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

LARGE CAP CORE FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

DISCIPLINED LARGE CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

LIFEMODEL FUNDSSM

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

BALANCED FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

STRATEGIC INCOME FUND

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

INTERMEDIATE BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

INTERMEDIATE MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MICHIGAN MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

SHORT TERM BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

U.S. GOVERNMENT BOND FUND

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

OHIO MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MONEY MARKET FUNDS

The Advisor may seek to identify securities that offer attractive relative value, compared to their peers. The Advisor may consider selling one of the Fund's holdings when deterioration in a commercial paper issuer's credit worthiness is detected, the portfolio's average maturity needs to be extended or shortened, or a better opportunity arises.

o     STRATEGIC INCOME FUND.

1. The Fifth Third Strategic Income Fund now may invest in custody receipts. As a result, revised information pertaining to custody receipts appears below.

Custody Receipts. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

o     DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote * to the "Average Annual Total Returns" table appearing in the Combined Statement of Additional Information on page 90 regarding Institutional shares, page 94 regarding Class A shares, page 97 regarding Class B shares and page 101 regarding Class C shares is replaced in its entirety with the following:

        The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Quality Growth Fund, Balanced Fund, Mid Cap Growth Fund and U.S. Government Bond Fund's commencement of operations on November 20, 1992; the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997; and the Ohio Municipal Bond Fund's commencement of operations on May 27, 1993. The actual performance without these accounts would be as follows.

o THE SECTION ENTITLED "INVESTING IN COMMODITIES" ON PAGE 6 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) may engage in transaction involving financial futures contracts or options on financial futures contracts.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
         THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.